Schedule of Contractholder Funds Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance [Line Items]
Balance, beginning of year	$ 2,681,300	$ 2,874,884	$ 3,018,733
Deposits	104,850	107,606	103,107
Interest credited	86,338	91,430	97,355
Benefits	(104,681)	(114,006)	(108,819)
Surrenders and partial withdrawals	(152,898)	(190,873)	(166,388)
Contract charges	(75,879)	(75,483)	(74,733)
Net transfers from separate accounts	88	256	54
Other adjustments	8,850	(12,514)	5,575
Balance, end of year	$ 2,547,968	$ 2,681,300	$ 2,874,884